Merger Agreement	12 Months Ended
Apr. 01, 2012
Merger Agreement
2.	MERGER AGREEMENT

On May 22, 2012, we entered into an Agreement and Plan of Merger with Safflower Holdings Corp. and Safflower Acquisition Corp. Under the terms of the agreement, approved by Benihana’s Board of Directors, if the merger is consummated, each outstanding share of Benihana's Common Stock will be converted into the right to receive $16.30 per share in cash. The consummation of the merger is subject to customary closing conditions, including the approval of Benihana’s stockholders and regulatory clearance. Safflower Holdings Corp. is owned by funds advised by Angelo, Gordon & Co, L.P. (“Angelo Gordon”).